Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
10. Goodwill:

A continuity of goodwill is as follows:

	December 31, 2020	December 31, 2019
Balance, beginning of year	$3,110	$3,170
Impact of foreign exchange changes	287	(60)
Balance, end of year	$3,397	$3,110

Goodwill of $3,397 as at December 31, 2020, and $3,110 as at December 31, 2019, relates to the acquisition of Prins Autogassystemen Holding B.V. in 2014. The Company completed its annual assessment of impairment and concluded that the remaining goodwill of $3,397 related to the IAM business segment was not impaired as at December 31, 2020.